Investment Objectives and Goals	Mar. 31, 2025
Nuveen Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Bond Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return that corresponds with the total return of a broad U.S. investment-grade bond market index.
Nuveen Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return, primarily through current income.
Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Impact Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.
Nuveen Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Plus Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return, primarily through current income.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen 5–15 Year Laddered Tax Exempt Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income that is exempt from regular federal income tax.
Nuveen Green Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Green Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return, primarily through current income, while giving special consideration to certain environmental criteria.
Nuveen High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return primarily through high current income and, when consistent with its primary objective, capital appreciation.
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Duration Impact Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income while giving special consideration to certain environmental, social and governance (“ESG”) criteria.
Nuveen Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Term Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income.
Nuveen Short Term Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Term Bond Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return that corresponds with the total return of a short-term U.S. investment-grade bond market index.
Nuveen Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Money Market Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with maintaining liquidity and preserving capital.